Derivative financial liabilities	12 Months Ended
Dec. 31, 2024
Derivative financial liabilities
Derivative financial liabilities

23Derivative financial liabilities

The Convertible Senior Secured Notes are classified as derivative financial liabilities of the Company. The following sets forth information regarding the Company's measurement of the Convertible Senior Secured Notes:

Mudrick Capital
£ 000
As at January 1, 2024	109,291
Period prior to substantial modification
Fair value movements (other than from change in own credit risk)	12,363
In-kind interest paid	17,171
Foreign exchange movements	2,085
Change in fair value from own credit risk	(22,293)
As at December 23, 2024 immediately prior to substantial modification	118,617
Substantial modification and partial conversion
Impact of recognition of modified loan at fair value	455,859
Conversion of Convertible Senior Secured Notes	(280,605)
As at December 23, 2024 immediately after substantial modification	293,871
Period after substantial modification
Fair value movements (other than from change in own credit risk)	230,495
Foreign exchange movements	(124)
As at December 31, 2024	524,242

Period prior to substantial modification

On December 15, 2021, Mudrick Capital purchased Convertible Senior Secured Notes of and from the Company in an aggregate principal amount of $200,000 thousand for an aggregate purchase price of $192,000 (the “Purchase Price”).

The Convertible Senior Secured Notes were initially convertible into up to 1,818,182 ordinary shares at an initial conversion rate of 9.09091 ordinary shares per $1,000 principal amount.

The Convertible Senior Secured Notes bore interest at the rate of 9% per annum, as the Company elected to pay interest in-kind, by way of PIK Notes. Interest was paid semi-annually in arrears. The Convertible Senior Secured Notes had an initial maturity date of the fifth anniversary of issuance and were redeemable at any time by the Company for cash.

23Derivative financial liabilities (continued)

Substantial modification and partial conversion

On December 23, 2024, the Company entered into the First Supplemental Indenture setting forth certain amendments, including: (i) increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share (or 285.714 ordinary shares per $1,000 principal amount) for the other half.

The company has determined that, in accordance with IFRS 9, these amendments represent a substantial modification of the existing derivative financial lability and is therefore accounted for as an extinguishment of the original derivative financial instrument and the recognition of a new derivative instrument, with the difference between the carrying amount of the original instrument and the fair value of the new derivative instrument being recognized in profit or loss.

No change to the Company-specific credit risk were made upon substantial modification and modification.

Period after substantial modification

In accordance with IFRS 9, the Convertible Senior Secured Notes are treated as a hybrid instrument and are designated in their entirety as fair value through profit or loss. Therefore, upon initial recognition the Company has not separated the Convertible Senior Secured Notes into a host liability component (accounted for at amortized cost) and the derivative liability components (accounted for at fair value through profit or loss). The valuation methods and assumptions are shown in note 24.

Following the execution of the First Supplemental Indenture, the noteholders delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per Ordinary Share, which resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes.

As of December 31, 2024 a total of 37,198,531 ordinary shares are potentially issuable upon exercise of the remaining outstanding principal amount of Convertible Senior Secured Notes.

Following the Partial Conversion, in accordance with the Investment Agreement, the Company’s wholly owned subsidiary, VAGL, entered into the second supplemental indenture to the Indenture with the Trustee (the “Second Supplemental Indenture”), pursuant to which VAGL became a guarantor of the Convertible Senior Secured Notes under the Indenture on a senior secured basis.

Also following the Partial Conversion, in accordance with the Investment Agreement, Mudrick Capital executed a Waiver, dated December 23, 2024, granting waivers to the Company in respect of certain existing and potential defaults, including the covenant requiring all material intellectual property to be owned by the Company or a guarantor to the Indenture, as well as any events of default potentially resulting therefrom, under the Indenture, subject to certain terms and conditions specified therein. Prior to the Second Supplemental Indenture, material intellectual property was owned by VAGL, which was both cured by its becoming a guarantor to the Indenture and any resulting default being waived by the Waiver.

A number of other covenants exist in relation to the Company’s obligations in respect of the Convertible Senior Secured Notes, including (but not limited to): payments under the Convertible Senior Secured Notes and interest thereunder; furnishing the trustee with Exchange Act reports; compliance with Section 13 or 15(d) of the Exchange Act; provision of an annual compliance certificate; relinquishing of the benefit or advantage of, any stay, extension or usury law; acquisition of the Convertible Senior Secured Notes by the Company; permitting any Company subsidiaries to provide a charge over the Convertible Senior Secured Notes; limitation on liens securing indebtedness; limitation on asset sales; limitation on transactions with affiliates; limitation on restricted payments; and retention of $10 million cash.

As at 31 December, 31 2024, the Vertical Aerospace Group Ltd. granted fixed and floating charges over all of its assets as security for the Convertible Senior Secured Notes and all liabilities under the Indenture (as amended) and cash at bank includes £7,981 thousand in accordance with the above covenant.